Investments and interests in other entities - Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands					12 Months Ended
	Oct. 06, 2022	Aug. 12, 2021	Apr. 27, 2021	Feb. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments and interests in other entities
At beginning of the year					R$ 126,873	R$ 9,654
Capital contributions					32	125,273
Fair value on investment					1,379	106
Gain resulting from changes in ownership					17,712	14,022
Share of loss of equity-accounted investees					(34,365)	(22,182)
At end of the year					111,631	126,873	R$ 9,654
INCO
Investments and interests in other entities
At beginning of the year					102,421
Gain resulting from changes in ownership					17,712	14,022
Share of loss of equity-accounted investees					(32,438)
At end of the year					R$ 87,695	R$ 102,421
Percentage of ownership interest in associate held	24.90%		26.09%		24.93%	26.10%
Tera
Investments and interests in other entities
At beginning of the year					R$ 14,649
Share of loss of equity-accounted investees					(1,927)
At end of the year					R$ 12,722	R$ 14,649
Percentage of ownership interest in associate held					23.43%	23.40%
Bewater
Investments and interests in other entities
At beginning of the year					R$ 9,803
Capital contributions					32
Fair value on investment					1,379
At end of the year					R$ 11,214	R$ 9,803
Percentage of ownership interest in associate held		11.00%		11.10%	10.88%	11.00%	14.50%